Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	BRC Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41275
Entity Tax Identification Number	87-3277812
Entity Address, Address Line One	3131 W. 2210 S., Suite C
Entity Address, City or Town	West Valley City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119
City Area Code	801
Local Phone Number	874-1189
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	BRCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001891101